Segment Information	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Segment Information	Segment Information
The Company's reportable segments are comprised of operating units that have revenues, earnings or losses, or assets exceeding 10% of the respective consolidated totals, and are consistent with the Company’s management reporting structure. Each segment is reviewed by the executive decision-making group to make decisions about allocating the Company's resources and to assess their performance. The tables below summarize the Company's segment information:

	Year Ended December 31,
	Hycroft Mine	Corporate and Other	Total
2020
Revenue - Note 13	$47,044	$—	$47,044
Cost of sales	109,621	—	109,621
Other operating costs	5,705	21,084	26,789
Loss from operations	(68,282)	(21,084)	(89,366)
Interest expense - Note 10	(141)	(43,317)	(43,458)
Fair value adjustment to Seller Warrants - Note 18	—	(45)	(45)
Interest income	199	—	199
Loss before reorganization items and income taxes	(68,224)	(64,446)	(132,670)
Reorganization items	—	—	—
Loss before income taxes	$(68,224)	$(64,446)	$(132,670)

Total Assets	$177,298	$55,328	$232,626

2019
Revenue - Note 13	$13,709	$—	$13,709
Cost of sales	30,669	—	30,669
Other operating costs	10,909	6,072	16,981
Loss from operations	(27,869)	(6,072)	(33,941)
Interest expense - Note 10	(786)	(64,060)	(64,846)
Fair value adjustment to Seller Warrants - Note 18	—	—	—
Interest income	797	—	797
Loss before reorganization items and income taxes	(27,858)	(70,132)	(97,990)
Reorganization items	—	(905)	(905)
Loss before income taxes	$(27,858)	$(71,037)	$(98,895)

Total Assets	$119,789	$14,848	$134,637